Revenue - Disaggregation of Revenue Based on Product Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 2,141,518	$ 2,251,657	$ 1,870,346
Sample technologies
Disaggregation of Revenue [Line Items]
Revenue	796,932	850,636	803,867
Diagnostic solutions
Disaggregation of Revenue [Line Items]
Revenue	660,879	638,759	460,757
PCR / Nucleic acid amplification
Disaggregation of Revenue [Line Items]
Revenue	390,804	433,972	363,552
Genomics / NGS
Disaggregation of Revenue [Line Items]
Revenue	224,797	245,066	165,570
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 68,106	$ 83,224	$ 76,600